Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Income Statement [Abstract]
Net sales	$ 181,342	$ 143,068	$ 169,420
Cost of sales	105,122	86,718	104,943
Gross profit	76,220	56,350	64,477
Selling, general and administrative expenses	65,942	53,713	65,867
Depreciation and amortization	5,809	5,458	4,845
Impairment of long-lived assets			309
Total operating expenses	71,751	59,171	71,021
Operating income (loss)	4,469	(2,821)	(6,544)
Interest and other financial costs	3,182	3,017	5,683
Income (Loss) from continuing operations	1,287	(5,838)	(12,227)
Income taxes (benefits)	0	0	0
Net income (loss) from continuing operations	1,287	(5,838)	(12,227)
Discontinued operations:
Loss from discontinued operations, net of tax			(552)
Net loss from discontinued operations, net of tax			(552)
Net income (loss)	$ 1,287	$ (5,838)	$ (12,779)
Weighted average common shares outstanding:
Basic	18,346	18,005	17,968
Diluted	18,794	18,005	17,968
Net income (loss) per common share:
Basic	$ 0.07	$ (0.32)	$ (0.71)
Diluted	0.07	(0.32)	(0.71)
Net income (loss) from continuing operations per common share:
Basic	0.07	(0.32)	(0.68)
Diluted	$ 0.07	$ (0.32)	$ (0.68)